EQUITY - Dividend Distribution (Details) - PEN (S/) S/ in Thousands		12 Months Ended
	Aug. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividend distribution [Abstract]
Dividends distribution, net of treasury shares effect (in thousands of soles)	S/ 875,900	S/ 3,181,454	S/ 2,788,657	S/ 1,994,037
Withholding tax rate		5.00%	5.00%	5.00%